UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina M. Massaro 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2007

Item 1.        Semi-Annual Reports to Shareholders

Semi-Annual Report

November 30, 2007

(Unaudited)

Primary Fund

U.S. Government Fund

U.S. Treasury Fund

of The Reserve Fund

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Bruce Bent
Chairman and CEO
The Reserve

January 25, 2008

Dear Investor,

The current liquidity and mortgage crises have provoked everyone—institutions, corporations and individuals—to question just how safe their cash really is. And it's about time.

The management of a money market fund is counter-cultural to the vast majority of organizations that sponsor or manage virtually all the money funds because these organizations are not specialists in cash management. Rather they manage stock and bond funds, the focus of which is the highest rate of return, not safety of principal, liquidity and soundness of sleep.

When we created the world's first money fund in 1970, we clearly stipulated the tenets that define a money fund: sanctity of principal, immediate liquidity, a reasonable rate of return—all while living under the overarching rubric of boring investors into a sound sleep. Unfortunately, a number of firms that sponsor money funds, and a number of investors that selected them, have lost sight of the purpose of a money fund and the simple rules that guide them in their foolhardy quest for a few extra basis points. (A basis point is 1/100 of 1% or $10 on $100,000 invested for an entire year.) The cash entrusted to a money fund is your reserve resource that you expect to be there no matter what. This is why we call ourselves The Reserve. Be you an individual, institution or a Fortune 500 company, this is your working capital to pay the rent, to finance inventory and receivables, to put food on the table. This is definitely not money to take risks with, and that is exactly how it should be managed.

We have been "accused" by some of asserting these tenets as if they were dogma, to which The Reserve pleads: Guilty as charged. If one focused on the goal of effective cash management, the truths to accomplish it are self evident and unequivocal, and reaching for yield while risking principal, liquidity or peace of mind is not among them. Let us hope that this dance on the precipice will re-instill the objectivity that is crucial to cash management in both the money managers and the investors who have exhorted them to take a flyer. After all, how dangerous could it be? It's only cash management.

Cash is the very lifeblood of every individual and organization, yet despite the critical nature of cash, it is the least researched asset class, the results of which have created the current problems in the market place.

Thank you for your confidence in our Reserve. We never forget you have entrusted us with your reserve(s).

Bruce Bent
Chairman and CEO

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2007 (Unaudited)

Principal Amount	Negotiable Bank Certificates of Deposit — 17.9%	Value (Note 1)
	Domestic — 0.4%
$100,000,000	Bank of America NA, 5.00%, 2/29/08	$100,000,000
50,000,000	Wilmington Trust Company, 5.35%, 12/11/07	50,000,000
		150,000,000
	Yankees — 17.5%
225,000,000	Barclay's Bank PLC, 5.23%, 1/3/08	225,000,000
299,500,000	Barclay's Bank PLC, 5.25%, 1/7/08	299,500,000
100,000,000	Barclay's Bank PLC, 4.84%, 2/29/08	100,000,000
225,000,000	Barclay's Bank PLC, 4.79%, 3/26/08	225,000,000
300,000,000	Barclay's Bank PLC, 5.22%, 12/26/07	300,000,000
100,000,000	Bank of Montreal Chicago, 4.92%, 5/30/08	100,004,851
100,000,000	Bank of Scotland, 5.20%, 1/3/08	100,000,000
100,000,000	Bank of Tokyo-Mitsubishi, 4.86%, 12/24/07	100,000,000
100,000,000	Bank of Tokyo-Mitsubishi, 5.20%, 1/9/08	100,000,000
100,000,000	Bank of Tokyo-Mitsubishi, 5.20%, 1/14/08	100,000,000
350,000,000	Bank of Tokyo-Mitsubishi, 5.48%, 3/7/08	350,000,000
100,000,000	Bank of Nova Scotia, 4.95%, 2/1/08	100,006,024
100,000,000	Calyon, 4.80%, 2/26/08	100,000,000
100,000,000	Canadian Imperial Bank of Commerce, 4.70%, 1/7/08	100,000,000
100,000,000	Canadian Imperial Bank of Commerce, 4.90%, 2/19/08	100,000,000
100,000,000	Canadian Imperial Bank of Commerce, 4.86%, 5/30/08	100,000,000
200,000,000	Canadian Imperial Bank of Commerce, 4.74%, 3/17/08	200,000,000
150,000,000	Credit Suisse NY, 4.87%, 5/29/08	150,000,000
200,000,000	Credit Suisse NY, 5.40%, 6/11/08	200,000,000
200,000,000	Credit Suisse NY, 5.22%, 11/28/08	200,000,000
175,000,000	Depfa Bank NY, 5.22%, 1/04/08	175,000,000
100,000,000	Depfa Bank NY, 5.38%, 2/29/08	100,000,000
150,000,000	Depfa Bank NY, 4.80%, 4/28/08	150,000,000
400,000,000	Deutsche Bank, 4.70%, 10/29/08	400,000,000
200,000,000	Deutsche Bank, 5.42%, 6/11/08	200,000,000
250,000,000	Fortis Bank NY, 4.75%, 1/24/08	250,000,000
300,000,000	HBOS Treasury Services NY, 5.30%, 1/14/08	300,000,000
200,000,000	National Bank of Canada NY, 4.86%, 2/29/08	200,002,405
300,000,000	National Bank of Canada NY, 5.31%, 1/16/08	300,000,000
200,000,000	Norinchukin Bank, 5.36%, 12/11/07	200,000,000
100,000,000	Norinchukin Bank, 5.36%, 12/12/07	100,000,000
50,000,000	Royal Bank of Scotland NY, 5.68%, 12/13/07	50,001,781
75,000,000	Royal Bank of Scotland NY, 5.10%, 1/10/08	75,000,000

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	Negotiable Bank Certificates of Deposit — (Continued)	Value (Note 1)
	Yankees — (Continued)
$100,000,000	Royal Bank of Scotland NY, 5.20%, 1/11/08	$100,000,000
150,000,000	Royal Bank of Scotland NY, 5.20%, 1/15/08	150,000,000
300,000,000	Royal Bank of Scotland NY, 4.86%, 2/8/08	300,000,000
200,000,000	Societe Generale NY, 4.80%, 1/9/08	200,000,000
100,000,000	Societe Generale NY, 5.02%, 2/21/08	100,000,000
100,000,000	Societe Generale NY, 5.10%, 2/27/08	100,000,000
100,000,000	Toronto Dominion Bank, 4.86%, 5/30/08	100,000,000
		6,799,515,061
Total Negotiable Bank Certificates of Deposit (Cost $6,949,515,061)		6,949,515,061
	Euro Time Deposits — 1.9%
400,000,000	BNP Paribas, 4.65%, 12/3/07	400,000,000
351,000,000	BNP Paribas, 4.75%, 12/3/07	351,000,000
Total Euro Time Deposits (Cost $751,000,000)		751,000,000
	Medium Term Notes — 1.2%
150,000,000	AIG Matched Funding Corp, 5.90%, 9/18/08	150,000,000
100,000,000	General Electric Company, 5.70%, 1/15/08	100,000,000
200,000,000	Royal Bank of Scotland, 5.80%, 9/18/08	200,000,000
Total Medium Term Notes (Cost $450,000,000)		450,000,000
	Commercial Paper — 53.2%
50,187,000	Aspen Funding Corp, 4.72%, 12/6/07	50,167,260
64,000,000	Aspen Funding Corp, 4.72%, 12/7/07	63,966,436
150,000,000	Aspen Funding Corp, 4.89%, 2/11/08	148,573,750
141,755,000	Barton Capital LLC, 5.14%, 1/3/08	141,127,577
50,000,000	Barton Capital LLC, 5.14%, 1/4/08	49,771,555
51,179,000	Barton Capital LLC, 5.00%, 1/10/08	50,908,889
350,000,000	Barton Capital LLC, 5.11%-5.13%, 1/11/08	348,058,125
250,000,000	Beethoven Funding Corp, 5.50%, 1/7/08	248,663,194
100,000,000	Beethoven Funding Corp, 5.41%, 1/11/08	99,413,917
250,000,000	Beethoven Funding Corp, 5.50%, 1/16/08	248,319,444
100,000,000	Beethoven Funding Corp, 5.37%, 1/18/08	99,313,833
350,000,000	Beethoven Funding Corp, 5.00%, 4/18/08	343,340,277
100,000,000	Beethoven Funding Corp, 4.86%, 4/24/08	98,069,500
121,000,000	Beethoven Funding Corp, 4.86%, 4/25/08	118,647,760

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	Commercial Paper — (Continued)	Value (Note 1)
$100,000,000	Beethoven Funding Corp, 5.27%, 12/3/07	$100,000,000
50,000,000	Beethoven Funding Corp, 5.45%, 12/12/07	49,931,875
351,713,000	Beethoven Funding Corp, 5.16-5.22%, 12/19/07	350,901,026
200,000,000	Belmont Funding LLC, 5.25%, 1/22/08	198,541,667
350,000,000	Belmont Funding LLC, 5.34%-6.07%, 1/25/08	346,926,000
100,000,000	Belmont Funding LLC, 5.09%, 1/29/08	99,194,083
100,000,000	Belmont Funding LLC, 5.10%, 2/12/08	98,994,167
100,000,000	Belmont Funding LLC, 5.15%, 2/22/08	98,841,250
200,000,000	Belmont Funding LLC, 5.85%, 3/12/08	196,750,000
25,000,000	Belmont Funding LLC, 5.85%, 3/20/08	24,561,250
125,000,000	Belmont Funding LLC, 5.26%, 6/9/08	121,548,125
100,000,000	Belmont Funding LLC, 4.98%, 12/7/07	99,944,667
200,000,000	Belmont Funding LLC, 5.32%, 12/21/07	199,468,000
267,908,000	Bryant Park Funding LLC, 5.55%, 3/5/08	264,066,869
25,000,000	Bryant Park Funding LLC, 5.50%, 3/7/08	24,637,153
200,000,000	Bryant Park Funding LLC, 5.50%, 3/12/08	196,944,444
91,419,000	Bryant Park Funding LLC, 6.10%, 12/7/07	91,357,038
100,000,000	Clipper Receivables LLC, 4.75%, 12/4/07	99,986,806
100,000,000	Curzon Funding LLC, 5.18%, 1/11/08	99,438,833
200,000,000	Curzon Funding LLC, 5.18%, 1/15/08	198,762,556
125,000,000	Curzon Funding LLC, 5.50%, 2/4/08	123,796,875
100,000,000	Curzon Funding LLC, 4.83%, 3/26/05	98,470,500
100,000,000	Curzon Funding LLC, 4.94%, 4/18/08	98,120,056
100,000,000	Curzon Funding LLC, 4.75%, 4/24/08	98,113,194
200,000,000	Curzon Funding LLC, 4.75%, 4/25/08	196,200,000
150,000,000	Depfa Bank PLC, 4.82%, 2/4/08	148,734,750
150,000,000	East-Fleet Finance LLC, 5.65%, 1/11/08	149,081,875
136,000,000	East-Fleet Finance LLC, 5.26%, 12/3/07	136,000,000
100,000,000	Ebbets Funding LLC, 5.25%, 1/18/08	99,329,167
100,000,000	Ebbets Funding LLC, 5.34%, 1/25/08	99,213,833
150,000,000	Ebbets Funding LLC, 5.11%, 1/30/08	148,765,083
200,000,000	Ebbets Funding LLC, 5.85%, 3/12/08	196,750,000
199,500,000	Ebbets Funding LLC, 5.85%, 3/20/08	195,998,775
100,000,000	Ebbets Funding LLC, 4.97%, 4/21/08	98,067,222
100,000,000	Ebbets Funding LLC, 4.82%, 4/25/08	98,072,000
100,000,000	Ebbets Funding LLC, 5.20%, 5/28/08	97,443,333
100,000,000	Ebbets Funding LLC, 5.26%, 6/9/08	97,238,500
100,000,000	Ebbets Funding LLC, 4.81%, 6/19/08	97,343,903
100,000,000	Ebbets Funding LLC, 5.00%, 12/4/07	99,986,111
150,000,000	Ebbets Funding LLC, 5.33%, 12/21/07	149,600,250
190,285,000	Erasmus Capital Corp, 5.30%-5.32%, 1/7/08	189,302,262
186,969,000	Erasmus Capital Corp, 5.30%, 1/11/08	185,895,486

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	Commercial Paper — (Continued)	Value (Note 1)
$250,000,000	Erasmus Capital Corp, 5.30%, 1/17/08	$248,343,750
100,000,000	Erasmus Capital Corp, 5.15%, 1/25/08	99,241,806
249,103,000	Erasmus Capital Corp, 5.02%, 2/11/08	246,671,478
97,243,000	Erasmus Capital Corp, 4.85%, 12/3/07	97,243,000
165,000,000	Erasmus Capital Corp, 5.38%, 12/4/07	164,975,365
100,000,000	Galleon Capital LLC, 4.76%, 12/11/07	99,894,222
115,000,000	Gemini Securitization LLC, 5.13%, 1/4/08	114,475,600
75,000,000	Gemini Securitization LLC, 5.18%. 1/9/08	74,600,708
125,000,000	Gemini Securitization LLC, 5.17%, 1/10/08	124,318,507
250,000,000	Gemini Securitization LLC, 5.42%-5.48%, 2/27/08	246,734,389
200,000,000	Gemini Securitization LLC, 6.08%, 12/4/07	199,966,222
75,000,000	Gemini Securitization LLC, 4.80%, 12/12/07	74,910,000
250,000,000	Gemini Securitization LLC, 6.15%, 12/21/07	249,231,250
290,000,000	Gemini Securitization LLC, 5.13%, 12/27/07	289,008,200
100,000,000	Grampian Funding LLC, 5.18%, 1/4/08	99,539,556
200,000,000	Grampian Funding LLC, 5.22%, 1/7/08	198,985,000
300,000,000	Grampian Funding LLC, 5.50%, 2/13/08	296,700,000
100,000,000	Grampian Funding LLC, 5.12%, 3/5/08	98,677,333
150,000,000	Grampian Funding LLC, 5.04%, 3/20/08	147,732,000
298,990,000	Grampian Funding LLC, 5.18%, 12/20/07	298,258,637
125,000,000	ING Funding LLC, 4.70%, 2/15/08	123,792,361
175,000,000	Lehman Brothers Holdings, 4.88%, 4/24/08	171,611,198
200,000,000	Lehman Brothers Holdings, 4.73%, 5/22/08	195,511,250
200,000,000	Market Street Funding LLC, 5.69%, 3/4/08	197,094,333
150,000,000	Market Street Funding LLC, 4.90%, 8/22/08	144,630,417
150,000,000	Market Street Funding LLC, 5.15%, 12/3/07	150,000,000
200,000,000	Market Street Funding LLC, 5.05%, 12/20/07	199,523,056
200,000,000	Market Street Funding LLC, 5.05%, 12/27/07	199,326,666
300,000,000	Morgan Stanley, 4.66%, 5/23/08	293,320,666
150,000,000	Morgan Stanley, 4.74%, 8/1/08	145,220,500
400,000,000	Morrigan Funding LLC, 5.07%-5.30%, 1/11/08	397,753,167
100,000,000	Morrigan Funding LLC, 5.20%, 1/23/08	99,263,333
75,000,000	Morrigan Funding LLC, 5.25%, 2/27/08	74,059,375
150,000,000	Morrigan Funding LLC, 4.94%-5.00%, 4/18/08	147,157,250
100,000,000	Morrigan Funding LLC, 4.92%, 4/21/08	98,086,667
100,000,000	Morrigan Funding LLC, 4.72%, 5/7/08	97,946,000
100,000,000	Morrigan Funding LLC, 4.90%, 12/3/07	100,000,000
200,000,000	Morrigan Funding LLC, 5.00%, 12/5/07	199,944,444
100,000,000	Morrigan Funding LLC, 5.10%, 12/20/07	99,759,167
105,138,000	Old Line Funding LLC, 5.06%, 12/10/07	105,034,556
92,169,000	Old Line Funding LLC, 5.15%, 12/14/07	92,023,962
128,275,000	Park Avenue Receivables, 6.05%, 12/7/07	128,188,771

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	Commercial Paper — (Continued)	Value (Note 1)
$100,000,000	Picaros Funding LLC, 4.85%, 1/8/08	$99,515,000
100,000,000	Picaros Funding LLC, 5.19%, 1/15/08	99,380,681
100,000,000	Picaros Funding LLC, 5.03%, 4/15/08	98,127,722
100,000,000	Scaldis Capital LLC, 5.20%, 1/3/08	99,552,222
300,000,000	Scaldis Capital LLC, 5.21%, 1/11/08	298,307,833
100,000,000	Scaldis Capital LLC, 5.21%, 1/15/08	99,378,292
250,000,000	Scaldis Capital LLC, 5.48%, 3/5/08	246,460,833
100,000,000	Scaldis Capital LLC, 4.99%, 3/19/08	98,516,861
50,000,000	Scaldis Capital LLC, 5.06%, 5/23/08	48,791,222
199,500,000	Scaldis Capital LLC, 6.10%, 12/7/07	199,364,783
100,000,000	Scaldis Capital LLC, 4.72%, 12/17/07	99,816,444
250,000,000	Sheffield Receivables, 6.15%, 12/7/07	249,829,167
532,900,000	Societe Generale, 5.15%, 1/15/08	529,623,017
100,000,000	Societe Generale, 4.78%, 2/1/08	99,203,333
250,000,000	Surrey Funding Corp, 4.98%-5.30%, 1/18/08	248,368,278
100,000,000	Surrey Funding Corp, 5.05%, 1/30/08	99,186,389
200,000,000	Surrey Funding Corp, 5.00%-5.04%, 2/15/08	197,936,222
100,000,000	Surrey Funding Corp, 5.20%, 2/22/08	98,830,000
200,000,000	Surrey Funding Corp, 5.47%, 2/28/08	197,356,167
100,000,000	Surrey Funding Corp, 5.10%, 2/29/08	98,753,333
100,000,000	Surrey Funding Corp, 4.80%, 12/4/07	99,986,667
200,000,000	Surrey Funding Corp, 4.95%, 12/21/07	199,505,000
150,000,000	Swedbank, 4.73%, 2/4/08	148,758,375
100,000,000	Swedbank, 4.77%, 2/11/08	99,072,500
100,000,000	Tasman Funding Inc, 5.36%, 1/7/08	99,478,889
150,000,000	Tasman Funding Inc, 5.50%, 1/31/08	148,647,917
357,000,000	Tasman Funding Inc, 5.15%-5.25%, 2/26/08	352,451,367
50,000,000	Tasman Funding Inc, 4.89%, 12/3/07	50,000,000
100,000,000	Tasman Funding Inc, 4.90%, 12/4/07	99,986,389
200,000,000	Tasman Funding Inc, 5.00%, 12/5/07	199,944,444
425,000,000	Tasman Funding Inc, 5.27%-5.31%, 12/18/07	424,063,855
100,000,000	UBS Finance Delaware LLC, 5.10%, 1/11/08	99,447,500
50,000,000	Victory Receivables Corp, 5.05%, 1/18/08	49,677,361
100,000,000	Victory Receivables Corp, 5.06%, 1/22/08	99,297,222
250,000,000	Victory Receivables Corp, 4.97%-5.02%, 2/8/08	247,678,264
Total Commercial Paper (Cost $20,623,708,212)		20,623,708,212

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	Floating Rate Note — 18.6%	Value (Note 1)
$200,000,000	Allied Irish Bank PLC, 4.67%, 8/18/08	$200,000,000
200,000,000	American Express Centurion, 4.91%, 9/10/08	200,000,000
200,000,000	American Express Centurion, 4.99%, 9/18/08	200,000,000
200,000,000	American Express Centurion, 4.74%, 11/19/08	200,000,000
178,000,000	American Honda Finance, 5.05%, 11/20/08	178,000,000
300,000,000	Aust & NZ Banking, 5.64%, 7/3/08	300,000,000
300,000,000	Bank of Ireland, 4.86%, 11/14/08	300,000,000
400,000,000	Bank of Ireland, 4.68%, 9/18/08	400,000,000
100,000,000	Bank of Nova Scotia, 4.76%, 7/29/08	99,869,614
100,000,000	Bank of Scotland, 5.34%, 10/3/08	100,000,000
110,000,000	Bank of Scotland, 5.28%, 11/14/08	110,000,000
200,000,000	BNP Paribas, 4.85%, 8/7/08	200,000,000
100,000,000	Calyon NY, 4.62%, 3/31/08	99,993,733
100,000,000	Credit Suisse NY, 5.17%, 10/27/08	100,000,000
100,000,000	Danske Corp, 4.96%, 12/15/08	100,000,000
71,000,000	Deutsche Bank NY, 5.18%, 1/22/08	71,015,288
200,000,000	Fortis Bank NY, 5.17%, 11/19/08	200,000,000
190,000,000	General Electric Cap, 4.81%, 12/23/08	190,000,000
300,000,000	Goldman Sachs, 4.93%, 11/28/08	300,000,000
400,000,000	Goldman Sachs, 5.08%, 9/26/08	400,000,000
350,000,000	HBOS Treasury Services PLC, 4.64%, 9/5/08	350,000,000
125,000,000	HBOS Treasury Services PLC, 5.36%, 10/31/08	125,000,000
140,000,000	Merrill Lynch, 4.79%, 8/14/08	139,837,412
230,000,000	Merrill Lynch, 4.77%, 8/22/08	230,000,000
250,000,000	Merrill Lynch, 4.98%, 8/22/08	250,000,000
200,000,000	Morgan Stanley, 4.63%, 3/27/08	200,000,000
275,000,000	Natexis Banques Populaires, 4.89%, 6/6/08	275,000,000
300,000,000	Royal Bank of Canada, 4.71%, 8/29/08	300,000,000
200,000,000	Royal Bank of Canada, 4.71%, 9/30/08	200,000,000
150,000,000	Royal Bank of Scotland, 5.36%, 10/10/08	150,000,000
200,000,000	Royal Bank of Scotland, 4.76%, 10/30/08	200,000,000
145,000,000	Skandinaviska Enskilda Banken, 4.67%, 9/8/08	145,000,000
200,000,000	Svenska Handelsbanken, 4.76%, 10/20/08	200,000,000
500,000,000	Unicredito Italiano SpA, 4.67%, 11/14/08	500,000,000
Total Floating Rate Notes (Cost $7,213,716,047)		7,213,716,047
	Promissory Note — 0.8%
300,000,000	Goldman Sachs Group, Inc., 4.87%, 5/7/2008 (Cost $300,000,000)	300,000,000

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	Repurchase Agreements — 7.6%	Value (Note 1)
$1,000,000,000	Bear Stearns & Co., Inc., 4.90%, dated 11/30/07, due 12/3/07, repurchase proceeds at maturity $1,000,136,041 (collateralized by ABS 0.00% to 10.32% due 6/15/12 to 4/5/52 valued at $383,417,428 CMO 0.00% to 7.38% due 8/27/27 to 12/20/49 valued at $666,586,488)	$1,000,000,000
450,000,000	Bear Stearns & Co, Inc., 4.89%, dated 11/30/07, due 12/3/07, repurchase proceeds at maturity $450,183,281 (collateralized by ABS 4.40% due 11/7/47 valued at $7,229,589, CMO 0.00% to 6.50% due 3/25/35 to 9/25/37 valued at $465,271,747)	450,000,000
500,000,000	Citigroup Global Markets, 4.79%, dated 11/30/07, due 12/3/07, repurchase proceeds at maturity $500,199,479 (collateralized by MNI 0.00% due 6/14/36 to 11/29/37 valued at $514,909,537, TRR 0.00% due 9/28/34 to 9/5/37 valued at $47,979,814)	500,000,000
1,000,000,000	Morgan Stanley, 4.85%, dated 11/30/07, due 12/3/07, repurchase proceeds at maturity $1,000,408,958 (collateralized by WLR valued at $1,039,543,426)	1,000,000,000
Total Repurchase Agreements (Cost $2,950,000,000)		2,950,000,000

Total Investments (Cost† $39,237,939,320)	101.20%	39,237,939,320
Comprehensive management fees payable	(0.0)^	(738,755)
Distribution (12b-1) fees payable	(0.0)^	(101,829)
Liabilities in Excess of Other Assets	(1.20)	(449,713,232)
Net Assets	100.00%	$38,787,385,504

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2007 (Unaudited) (Continued)

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $0.001 par value outstanding and equivalent to the Net Assets of each Class:

4,917,720,542 shares Class R	$1.00
10,019,685 shares Investor Class III(a)	$1.00
5,699,575 shares Investor Class II(a)	$1.00
36,937,088 shares Investor Class I(a)	$1.00
799,877,922 shares Class Treasurer's Trust	$1.00
157,482,068 shares Liquidity Class V(a)	$1.00
17,697,251 shares Liquidity Class IV(a)	$1.00
723,015,032 shares Liquidity Class III(a)	$1.00
10,520,966 shares Liquidity Class II(a)	$1.00
2,295,145,077 shares Liquidity Class I(a)	$1.00
29,813,146,644 shares Class Institutional	$1.00

See notes to financial statements.

THE RESERVE FUND — U.S. GOVERNMENT FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2007 (Unaudited)

Principal Amount	Government Agency Notes — 4.6%	Value (Note 1)
$150,000,000	Federal Home Loan Bank, 5.18%, 10/3/08	$150,000,000
150,000,000	Fannie Mae, 5.30%, 1/8/08	150,000,000
173,000,000	Fannie Mae, 5.40%, 2/1/08	173,028,669
Total Government Agency Notes (Cost $473,028,669)		473,028,669
	US Corporate Notes/Bonds — 6.6%
85,679,000	Fannie Mae, 3.25%, 1/15/08	85,481,205
100,000,000	Federal Home Loan Bank, 4.52%, 2/20/09	100,000,000
500,000,000	Federal Home Loan Bank, 4.97%, 10/23/09	500,000,000
Total US Corporate Notes/Bonds (Cost $685,481,205)		685,481,205
	Floating Rate Notes — 28.9%*
100,000,000	Federal Farm Credit Bank, 4.53%, 3/11/09	100,000,000
100,000,000	Federal Home Loan Bank, 4.79%, 2/18/09	100,000,000
200,000,000	Federal Home Loan Bank, 4.77%, 2/11/09	199,938,511
200,000,000	Federal Home Loan Bank, 4.83%, 11/23/09	199,967,253
200,000,000	Federal Farm Credit Bank, 4.50%, 2/23/09	200,000,000
200,000,000	Federal Home Loan Bank, 4.78%, 8/15/08	200,000,000
200,000,000	Federal Home Loan Bank, 4.80%, 11/20/09	200,000,000
230,000,000	Federal Home Loan Bank, 4.71%, 5/5/09	230,000,000
250,000,000	Federal Home Loan Bank, 5.07%, 1/5/09	249,814,606
250,000,000	Freddie Mac, 5.07%, 9/30/08	250,000,000
250,000,000	Federal Farm Credit Bank, 4.54%, 3/17/09	250,000,000
300,000,000	Federal Home Loan Bank, 4.88%, 2/23/09	299,981,916
500,000,000	Federal Farm Credit Bank, 4.56%,11/16/09	500,000,000
Total Floating Rate Notes (Cost $2,979,702,286)		2,979,702,286
	Repurchase Agreements — 59.7%
850,000,000	Barclays Capital, Inc., 4.63%, dated 11/30/07, due 12/03/07, repurchase proceeds at maturity $850,327,958 (collateralized by FGPC 5.50% due 10/1/37 valued at $53,126,837, FGRA 4.95% to 5.23% due 3/15/35 to 7/15/37 valued at $226,071,576, FMAR 5.56% to 6.12% due 6/1/36 to 9/1/37 valued at $230,549,380, FNAR 6.26% due 5/1/36 valued at $61,777,716, FNMS 6.00% due 11/1/36 valued at $46,112,107, FNRA 5.08% to 5.35% due 5/25/37 to 9/25/37 valued at $191,514,928, FNST 0.00% due 10/1/36 valued at $66,347,457)	850,000,000

See notes to financial statements.

THE RESERVE FUND — U.S. GOVERNMENT FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	Repurchase Agreements — (Continued)	Value (Note 1)
$1,200,000,000	Bear Stearns & Co., Inc., 4.65%, dated 11/30/07, due 12/3/07, repurchase proceeds at maturity $1,200,465,000 (collateralized by FHLM 5.23% due 5/25/43 valued at $12,626,453, FGRA 0.00% due 4/15/17 to 6/15/33 valued at $2,453,524, FGRM 0.00% to 6.00% due 6/15/18 to 1/15/37 valued at $377,022,358, FNMA 4.84% to 7.00% due 9/30/32 to 1/25/48 valued at $204,107,765, FNRA 0.00% due 4/25/36 to 8/25/37 valued at $332,377,453, FNRM 0.00% due 10/25/17 to 7/25/36 valued at $204,022,516, GNRR 5.00% to 6.00% due 6/20/23 to 11/20/37 valued at $103,392,861)	$1,200,000,000
1,515,000,000	Deutsche Bank Securities Inc., 4.63%, dated 11/30/07, due 12/03/07, repurchase proceeds at maturity $1,515,584,538 (collateralized by FNMS 4.50% to 7.00% due 9/1/12 to 11/1/37 valued at $1,560,450,001)	1,515,000,000
500,000,000	Greenwich Capital Market, Inc., 4.80%, dated 11/30/07, due 12/3/07, repurchase proceeds at maturity $500,200,000 (collateralized by FNST 0.00% due 8/1/35 to 5/1/37 valued at $515,000,759)	500,000,000
1,400,000,000	Greenwich Capital Market, Inc., 4.63%, dated 11/30/07, due 12/3/07, repurchase proceeds at maturity $1,400,540,167 (collateralized by FNST 0.00% due 12/1/33 to 7/1/37 valued at $1,442,002,432)	1,400,000,000
500,000,000	HSBC Securities Inc., 4.63%, dated 11/30/07, due 12/3/07, repurchase proceeds at maturity $500,192,917 (collateralized by FGPC 6.00% due 11/1/37 valued at $49,288,715, FGRM 3.88% to 6.00% due 12/15/12 to 8/15/36 valued at $418,110,202, FGSI 0.00% due 4/15/37 valued at $3,800,218, FGSP 0.00% due 4/15/37 valued at $14,910,142, FNMA 7.50% due 1/25/48 valued at $13,260,651, FNRM 0.00% due 8/25/33 to 9/25/33 valued at $15,634,127)	500,000,000

See notes to financial statements.

THE RESERVE FUND — U.S. GOVERNMENT FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	Repurchase Agreements — (Continued)	Value (Note 1)
$195,000,000	State Street Bank & Trust, 4.15%, dated 11/30/07, due 12/03/07, repurchase proceeds at maturity $195,067,438 (collateralized by FHLB 3.63% to 4.86% due 1/15/08 to1/25/08 valued at $59,450,579, FNMA 3.25% due 1/15/08 valued at $141,400,000 )	$195,000,000
Total Repurchase Agreements (Cost $6,160,000,000)		6,160,000,000

Total Investments (Cost† $10,298,212,160)	99.8%		10,298,212,160
Comprehensive management fees payable	(0.0	)^	(375,450)
Distribution (12b-1) fees payable	(0.0	)^	(95,103)
Other Assets less Liabilities	0.2		24,080,213
Net Assets	100.0%		$10,321,821,820

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $0.001 par value outstanding and equivalent to the Net Assets of each Class:

4,641,044,863 shares Class R	$1.00
139,341,525 shares Class Treasurer's Trust	$1.00
23,327,140 shares Liquidity Class V(a)	$1.00
16,440,672 shares Liquidity Class III(a)	$1.00
200,687,960 shares Liquidity Class I(a)	$1.00
5,300,971,590 shares Class Institutional	$1.00

See notes to financial statements.

THE RESERVE FUND — U.S. TREASURY FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2007 (Unaudited)

Principal Amount	U.S. Treasury Bills — 100.0%	Value (Note 1)
$357,000,000	U.S. Treasury Bill, 4.65%, 12/13/07	$356,660,611
440,000,000	U.S. Treasury Bill, 4.65%, 12/20/07	439,254,626
122,000,000	U.S. Treasury Bill, 4.63%, 1/10/08	121,507,794
125,000,000	U.S. Treasury Bill, 4.63%, 1/24/08	124,292,222
328,000,000	U.S. Treasury Bill, 4.71%, 1/31/08	326,123,243
225,000,000	U.S. Treasury Bill, 4.71%, 2/7/08	223,779,000
60,000,000	U.S. Treasury Bill, 4.71%, 2/14/08	59,627,903
223,000,000	U.S. Treasury Bill, 4.71%, 2/21/08	221,480,722
100,000,000	U.S. Treasury Bill, 4.71%, 2/28/08	99,316,083
16,000,000	U.S. Treasury Bill, 4.59%, 4/3/08	15,779,316
150,000,000	U.S. Treasury Bill, 4.59%, 4/10/08	147,790,875
32,000,000	U.S. Treasury Bill, 4.72%, 5/22/08	31,507,520
100,000,000	U.S. Treasury Bill, 4.72%, 5/29/08	98,442,500
299,000,000	U.S. WI Treasury Bill, 4.65%, 12/6/07	298,903,625
Total U.S. Treasury Bills (Cost $2,564,466,040)		2,564,466,040

Total Investments (Cost† $2,564,466,040)	100.0%		2,564,466,040
Comprehensive management fees payable	(0.0	)^	(71,520)
Distribution (12b-1) fees payable	(0.0	)^	(15,162)
Other Assets less Liabilities	0.0		545,775
Net Assets	100.0%		$2,564,925,133

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $0.001 par value outstanding and equivalent to the Net Assets of each Class:

733,623,736 shares Class R	$1.00
6,141,748 shares Investor Class II(a)	$1.00
141,359 shares Investor Class I(a)	$1.00
61,813,054 shares Class Treasurer's Trust	$1.00
23,843,019 shares Liquidity Class V(a)	$1.00
11,321 shares Liquidity Class III(a)	$1.00
10,426 shares Liquidity Class I(a)	$1.00
1,739,332,331 shares Class Institutional	$1.00

See notes to financial statements.

GLOSSARY

ABS  —  Asset Backed Security

CMO  —  Collateralized Mortgage Obligation

FGRA  —  FHLMC Adjustable Rate REMIC

FGPC  —  FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates

FGRM  —  FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates

FGIS  —  FHLMC Gold Strip — Interest

FGSP  —  Freddie Mac Gold Strips — Principal Only

FHLB  —  Federal Home Loan Bank

FHLM  —  Federal Home Loan Mortgage Corp.

FHLMC  —  Federal Home Loan Mortgage Corp.

FMAR  —  Freddie Mac Adjustable Rate Note

FNAR  —  Fannie Mae Adjustable Rates

FNMA  —  Federal National Mortgage Association

FNMS  —  Federal Mortgage-Backed Pass-Through Securities

FNRA  —  FNMA REMIC

FNRM  —  FNMA REMIC Mortgage-Backed Pass-Through Securities

FNST  —  FNMA Strips

GNMA  —  Government National Mortgage Association

GNRM  —  GNMA Pass-Through Floating Rate Securities

GNRP  —  Federal Eligible GNMA REMIC

GNRR  —  PPC Eligible GNMA REMIC

MNI  —  Whole Loan Trust Receipts (Mortgage Backed Note Interest) (not securitized)

REMIC  —  Real Estate Mortgage Investment Conduit

TRR  —  Trust Receipts

WI  —  When Issued

WLR  —  Whole Loan Repurchase Agreement

*  Variable Rate Instrument.

^  Amount is less than 0.05%.

†  The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

(a)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

See notes to financial statements.

THE RESERVE FUND

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2007 (Unaudited)

	Primary Fund	U.S. Government Fund	U.S. Treasury Fund
Interest Income (Note 1)	$927,097,043	$200,904,037	$29,749,014
Expenses (Note 2)
Comprehensive management fees:
Class R	35,196,638	18,983,867	2,546,035
Investor Class III (a)	43,303	—	—
Investor Class II (a)	120,846	—	28,942
Investor Class I (a)	77,269	—	67
Class Treasurer's Trust	3,612,866	491,925	141,244
Liquidity Class V (a)	323,442	60,643	63,046
Liquidity Class IV (a)	12,055	—	—
Liquidity Class III (a)	835,176	25,278	15
Liquidity Class II (a)	120,865	—	—
Liquidity Class I (a)	1,332,405	113,092	8
Class Institutional	13,681,064	1,749,998	439,540
Distribution (12b-1) fees:
Class R	9,543,161	5,219,569	706,506
Investor Class III (a)	12,593	—	—
Investor Class II (a)	44,124	—	11,580
Investor Class I (a)	34,319	—	33
Trustee Fee	162,698	34,765	3,438
Chief Compliance Officer expense	62,750	6,109	1,388
Interest Expense	1,495,378	8,404	23,543
Total expenses before waiver	66,710,952	26,693,649	3,965,385
Less: expenses waived (Note 2)	(2,069,460)	(5,218)	(21,401)
Net Expenses	64,641,492	26,688,431	3,943,984
Net Investment Income	862,455,551	174,215,606	25,805,030
Net realized gain	123,656	8,085	19,567
Net change in unrealized appreciation of investments	6,267	—	—
Net realized and unrealized gain on investments	129,923	8,085	19,567
Net increase in Net Assets resulting from operations	$862,585,474	$174,223,691	$25,824,597

(a)    Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

See notes to financial statements.

THE RESERVE FUND

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Primary Fund		U.S. Government Fund
	Period Ended November 30, 2007	Year Ended May 31, 2007	Period Ended November 30, 2007	Year Ended May 31, 2007
Increase in Net Assets: From Investment Operations:
Net investment income	$862,455,551	$1,193,814,354	$174,215,606	$225,121,972
Net realized gains on investments	184,192	—	8,085	—
Net change in unrealized appreciation of investments	6,267	—	—	—
Net increase in net assets resulting from operations	862,646,010	1,193,814,354	174,223,691	225,121,972
Distributions to Shareholders From Net Investment Income (Note 1):
Class R	(191,646,053)	(362,583,251)	(97,416,671)	(139,171,875)
Investor Class III (a)	(253,537)	(498,009)	—	—
Investor Class II (a)	(1,017,968)	(4,822,071)	—	—
Investor Class I (a)	(710,968)	(1,453,312)	—	—
Class Treasurer's Trust	(28,663,301)	(49,712,437)	(3,736,117)	(6,202,588)
Liquidity Class V (a)	(3,501,904)	(4,041,621)	(628,882)	(951,347)
Liquidity Class IV (a)	(170,151)	(323,227)	—	—
Liquidity Class III (a)	(16,826,557)	(29,515,865)	(489,400)	(1,385,190)
Liquidity Class II (a)			(3,121,367)	(10,703,224)
Liquidity Class I (a)	(44,542,280)	(26,731,573)	(3,592,763)	(2,677,791)
Class Institutional	(572,007,732)	(543,855,964)	(68,351,773)	(54,906,002)
Class 8	—	(159,573,800)	—	(19,827,179)
Total dividends to shareholders	(862,461,818)	(1,193,814,354)	(174,215,606)	(225,121,972)
Net Realized Gain on Investments:
Class R	(15,491)	—	—	—
Investor Class III (a)	(20)	—	—	—
Investor Class II (a)	(78)	—	—	—
Investor Class I (a)	(54)	—	—	—
Class Treasurer's Trust	(2,114)	—	—	—
Liquidity Class V (a)	(250)	—	—	—
Liquidity Class IV (a)	(12)	—	—	—
Liquidity Class III (a)	(1,154)	—	—	—
Liquidity Class II (a)	(215)	—	—	—
Liquidity Class I (a)	(2,991)	—	—	—
Class Institutional	(38,157)	—	—	—
Total net realized gains distributed	$(60,536)	—	—	—

	U.S. Treasury Fund
	Period Ended November 30, 2007	Year Ended May 31, 2007
Increase in Net Assets: From Investment Operations:
Net investment income	$25,805,030	$23,692,684
Net realized gains on investments	120,217	—
Net change in unrealized appreciation of investments	—	—
Net increase in net assets resulting from operations	25,925,247	23,692,684
Distributions to Shareholders From Net Investment Income (Note 1):
Class R	(10,378,889)	(17,969,317)
Investor Class III (a)	—	—
Investor Class II (a)	(185,988)	(549,911)
Investor Class I (a)	(408)	—
Class Treasurer's Trust	(858,992)	(2,805,900)
Liquidity Class V (a)	(545,721)	(1,078,795)
Liquidity Class IV (a)	—	—
Liquidity Class III (a)	(235)	(58,116)
Liquidity Class II (a)	—	—
Liquidity Class I (a)	(219)	(209)
Class Institutional	(13,834,578)	(895,750)
Class 8	—	(334,686)
Total dividends to shareholders	(25,805,030)	(23,692,684)
Net Realized Gain on Investments:
Class R	(45,473)	—
Investor Class III (a)	—	—
Investor Class II (a)	(755)	—
Investor Class I (a)	(5)	—
Class Treasurer's Trust	(3,349)	—
Liquidity Class V (a)	(2,002)	—
Liquidity Class IV (a)	—	—
Liquidity Class III (a)	(1)	—
Liquidity Class II (a)	—	—
Liquidity Class I (a)	(1)	—
Class Institutional	(49,064)	—
Total net realized gains distributed	$(100,650)	—

See notes to financial statements.

	U.S. Treasury Fund
	Period Ended November 30, 2007	Year Ended May 31, 2007
Increase in Net Assets: From Investment Operations:
Net investment income	$25,805,030	$23,692,684
Net realized gains on investments	120,217	—
Net change in unrealized appreciation of investments	—	—
Net increase in net assets resulting from operations	25,925,247	23,692,684
Distributions to Shareholders From Net Investment Income (Note 1):
Class R	(10,378,889)	(17,969,317)
Investor Class III (a)	—	—
Investor Class II (a)	(185,988)	(549,911)
Investor Class I (a)	(408)	—
Class Treasurer's Trust	(858,992)	(2,805,900)
Liquidity Class V (a)	(545,721)	(1,078,795)
Liquidity Class IV (a)	—	—
Liquidity Class III (a)	(235)	(58,116)
Liquidity Class II (a)	—	—
Liquidity Class I (a)	(219)	(209)
Class Institutional	(13,834,578)	(895,750)
Class 8	—	(334,686)
Total dividends to shareholders	(25,805,030)	(23,692,684)
Net Realized Gain on Investments:
Class R	(45,473)	—
Investor Class III (a)	—	—
Investor Class II (a)	(755)	—
Investor Class I (a)	(5)	—
Class Treasurer's Trust	(3,349)	—
Liquidity Class V (a)	(2,002)	—
Liquidity Class IV (a)	—	—
Liquidity Class III (a)	(1)	—
Liquidity Class II (a)	—	—
Liquidity Class I (a)	(1)	—
Class Institutional	(49,064)	—
Total net realized gains distributed	$(100,650)	—

See notes to financial statements.

THE RESERVE FUND

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Primary Fund		U.S. Government Fund
	Period Ended November 30, 2007	Year Ended May 31, 2007	Period Ended November 30, 2007	Year Ended May 31, 2007
From Capital Share Transactions (Note 4) (at net asset value of $1.00 per share):
Proceeds from sale of shares	$373,589,735,650	$523,551,995,292	$28,687,737,669	$32,471,684,606
Dividends reinvested	846,871,119	1,104,480,099	170,644,807	203,834,091
Cost of shares redeemed	(363,517,054,752)	(516,946,614,104)	(24,492,288,400)	(30,747,030,122)
	10,919,552,017	7,709,861,287	4,366,094,076	1,928,488,575
Net increase in net assets	10,919,675,673	7,709,861,287	4,366,102,161	1,928,488,575
Net Assets:
Beginning of period	27,867,709,831	20,157,848,544	5,955,719,659	4,027,231,084
End of period	$38,787,385,504	$27,867,709,831	$10,321,821,820	$5,955,719,659

(a)   Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity
Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed
Investor Class I, II and III, respectively.

See notes to financial statements.

	U.S. Treasury Fund
	Period Ended November 30, 2007	Year Ended May 31, 2007
From Capital Share Transactions (Note 4) (at net asset value of $1.00 per share):
Proceeds from sale of shares	$4,645,432,865	$2,746,236,399
Dividends reinvested	25,120,320	22,060,581
Cost of shares redeemed	(2,694,777,067)	(2,730,922,713)
	1,975,776,118	37,374,267
Net increase in net assets	1,975,795,685	37,374,267
Net Assets:
Beginning of period	589,129,448	551,755,181
End of period	$2,564,925,133	$589,129,448

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Fund (the "Trust") is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A.  The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (each a "Fund"): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Money Market Fund, U.S. Government II Fund (which has not commenced operations) and U.S. Treasury II Fund (which has not commenced operations). These financial statements and notes apply only to the Primary Fund, U.S. Government Fund and U.S. Treasury Fund (individually, a "Fund", and collectively, the "Funds"). Each Fund offers eleven classes of shares: Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Class Treasurer's Trust, Investor Class I, Investor Class II, Investor Class III and Class R. At November 30, 2007, U.S. Government Fund had only the following classes of shares outstanding: Class Institutional, Liquidity Class I, Liquidity Class III, Liquidity Class V, Class Treasurer's Trust and Class R. At November 30, 2007, U.S. Treasury Fund had only the following classes of shares outstanding: Class Institutional, Liquidity Class I, Liquidity Class III, Liquidity Class V, Class Treasurer's Trust, Investor Class I, Investor Class II and Class R.

B.  Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C.  It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.  Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily using the effective interest method. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily to each class based upon the relative proportion of net assets of each class.

E.  The Funds may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Funds' investment adviser, follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and

NOTES TO FINANCIAL STATEMENTS (Continued)

(1)  Significant Accounting Policies (Continued):

interest. Under a repurchase agreement, the other party sells and simultaneously agrees to repurchase a security at a mutually agreed upon time and price, which results in a fixed rate of return for the period of the agreement. Securities subject to repurchase will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price. A counterparty bankruptcy could delay recovery of collateral.

F.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

G.  During the fiscal year ended May 31, 2007, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

H.  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

(2)  Management Fee and Other Transactions with Affiliates:

Pursuant to a separate Investment Management Agreement (each an "Agreement") between RMCI and the Trust on behalf of each Fund, RMCI serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under each Agreement, RMCI is responsible for the supervision of the respective Fund's day-to-day operations, manages its investments, effects purchases and sales, and furnishes other services. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily based on daily average net assets. The comprehensive management fee includes the advisory fee (0.08% of each Class's average daily net assets), all administrative and customary operating expenses of each Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the Chief Compliance Officer and related expenses and the fees and expenses of the Trustees who are not interested persons of the Manager as defined in the Investment Company Act (the 'Independent Trustees"), including the fees of the independent counsel of the Independent Trustees. Each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of each Fund according to the following schedule:

Class Institutional	Liquidity Class I*	Liquidity Class II*	Liquidity Class III*	Liquidity Class IV*	Liquidity Class V*	Class Treasurer's Trust	Investor Class I*	Investor Class II*	Investor Class III*	Class R
0.13%	0.16%	0.21%	0.26%	0.36%	0.46%	0.61%	0.51%	0.56%	0.76%	0.81%

*  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

NOTES TO FINANCIAL STATEMENTS (Continued)

(2)  Management Fee and Other Transactions with Affiliates (Continued):

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

Distribution Assistance:

The Funds have adopted Rule 12b-1 Distribution Plans (the "Distribution Plans") and have entered into a Distribution Agreement with Resrv Partners, Inc. ("Resrv"), an affiliate of RMCI, which allows the Funds to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R, Investor Class III, Investor Class II and Investor Class I Shares. The rate of distribution expenses is 0.25% per year of the classes' average daily net assets.

During the period ended November 30, 2007, RMCI voluntarily waived a portion of its comprehensive management fee for the Primary Fund of $2,069,460, the U.S. Government Fund of $5,218 and the U.S. Treasury Fund of $21,401. These waivers are voluntary and may be terminated at any time. Certain Trustees and Officers of the Funds are also officers of RMCI.

(3)  Composition of Net Assets:

At November 30, 2007, the composition of each Fund's net assets was as follows:

	Primary Fund	U.S. Government Fund	U.S. Treasury Fund
Par Value	$38,787,386	$10,321,822	$2,564,925
Additional-Paid-in-Capital	38,748,598,118	10,311,499,998	2,562,360,208
Net Assets	$38,787,385,504	$10,321,821,820	$2,564,925,133

The tax basis of each Fund's assets is the same as the basis for financial reporting at November 30, 2007.

(4)  Capital Share Transactions:

For the six months ended November 30, 2007 and the year ended May 31, 2007, the capital share transactions of each Class of each Fund were as follows (at $1 per share):

	Six Months Ended November 30, 2007
	Class R	Investor Class III (a)	Investor Class II (a)	Investor Class I (a)
PRIMARY FUND
Sold	17,818,225,091	7,906,704	148,028,683	29,820,858
Reinvested	189,990,057	250,123	1,015,904	697,621
Redeemed	(22,545,735,913)	(9,560,181)	(232,033,001)	(21,937,958)
Net Increase (Decrease)	(4,537,520,765)	(1,403,354)	(82,988,414)	8,580,521

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Capital Share Transactions (Continued):

	Six Months Ended November 30, 2007
	Class Treasurer's Trust	Liquidity Class V (a)	Liquidity Class IV (a)	Liquidity Class III (a)
PRIMARY FUND (continued)
Sold	3,421,826,966	263,125,388	16,234,336	479,912,559
Reinvested	28,364,446	3,441,128	163,175	16,535,678
Redeemed	(3,888,407,861)	(221,073,422)	(5,318,311)	(363,320,662)
Net Increase (Decrease)	(438,216,449)	45,493,094	11,079,200	133,127,575

	Liquidity Class II (a)	Liquidity Class I (a)	Class Institutional
PRIMARY FUND (continued)
Sold	335,646,891	13,807,746,292	337,261,261,883
Reinvested	3,117,092	43,600,098	559,695,797
Redeemed	(631,310,086)	(12,273,927,937)	(323,324,429,420)
Net Increase (Decrease)	(292,546,103)	1,577,418,453	14,496,528,260
	Class R	Class Treasurer's Trust	Liquidity Class V (a)
U.S. GOVERNMENT FUND
Sold	4,005,866,420	487,633,771	54,563,726
Reinvested	96,534,363	3,711,750	624,826
Redeemed	(3,942,083,767)	(531,199,862)	(63,258,933)
Net Increase (Decrease)	160,317,016	(39,854,341)	(8,070,381)
	Liquidity Class III (a)	Liquidity Class I (a)	Class Institutional
U.S. GOVERNMENT FUND (continued)
Sold	105,064,699	314,071,489	23,720,537,564
Reinvested	486,714	3,528,318	65,758,836
Redeemed	(113,544,428)	(197,938,155)	(19,644,263,255)
Net Increase (Decrease)	(7,993,015)	119,661,652	4,142,033,145

	Class R	Investor Class II (a)	Investor Class I (a)	Class Treasurer's Trust
U.S. TREASURY FUND
Sold	1,818,839,793	33,404,999	141,085	175,691,202
Reinvested	10,281,965	185,512	376	848,545
Redeemed	(1,598,435,114)	(35,503,396)	(102)	(153,155,829)
Net Increase (Decrease)	230,686,644	(1,912,885)	141,359	23,383,918

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Capital Share Transactions (Continued):

	Liquidity Class V (a)	Liquidity Class III (a)	Liquidity Class I (a)	Class Institutional
U.S. TREASURY FUND (continued)
Sold	28,749,763	—	—	2,588,606,023
Reinvested	543,231	233	218	13,260,240
Redeemed	(34,921,343)	(156)	—	(872,761,127)
Net Increase (Decrease)	(5,628,349)	77	218	1,729,105,136
	Class R	Investor Class III (a)	Investor Class II (a)	Investor Class I (a)
PRIMARY FUND
Sold	34,985,418,181	16,233,771	395,990,164	33,803,626
Reinvested	338,260,230	497,979	4,470,212	1,453,312
Redeemed	(33,332,956,030)	(16,476,960)	(386,932,619)	(38,486,779)
Net Increase (Decrease)	1,990,772,381	254,790	13,527,757	(3,229,841)
	Class Treasurer's Trust	Liquidity Class V (a)	Liquidity Class IV (a)	Liquidity Class III (a)
PRIMARY FUND (continued)
Sold	5,638,025,081	361,853,169	11,079,067	548,796,836
Reinvested	45,372,018	3,605,840	323,227	28,589,227
Redeemed	(5,450,084,601)	(310,221,395)	(13,915,842)	(530,060,640)
Net Increase (Decrease)	233,312,498	55,237,614	(2,513,548)	47,325,423
	Liquidity Class II (a)	Liquidity Class I (a)	Class Institutional*	Class 8* (Unaudited)
PRIMARY FUND (continued)
Sold	1,204,574,434	8,229,836,755	355,643,855,275	116,482,528,933
Reinvested	9,320,306	23,631,748	489,382,191	159,573,809
Redeemed	(1,144,330,438)	(7,709,282,962)	(341,187,457,825)	(126,826,408,013)
Net Increase (Decrease)	69,564,302	544,185,541	14,945,779,641	(10,184,305,271)
	Class R	Class Treasurer's Trust	Liquidity Class V (a)	Liquidity Class II (a)
U.S. GOVERNMENT FUND
Sold	8,044,114,977	613,694,728	76,068,906	214,867,840
Reinvested	124,648,304	5,482,938	821,117	1,284,768
Redeemed	(5,683,594,757)	(540,283,853)	(61,747,588)	(215,115,541)
Net Increase	2,485,168,524	78,893,813	15,142,435	1,037,067

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Capital Share Transactions (Continued):

	Liquidity Class I (a)	Class Institutional*	Class 8* (Unaudited)
U.S. GOVERNMENT FUND (continued)
Sold	236,427,300	19,783,051,140	3,503,459,704
Reinvested	2,324,688	49,444,000	19,828,286
Redeemed	(157,821,792)	(18,802,653,890)	(5,285,812,700)
Net Increase (Decrease)	80,930,196	1,029,841,250	(1,762,524,710)

	Class R	Class Treasurer's Trust	Investor Class II (a)	Liquidity Class V (a)
U.S. TREASURY FUND
Sold	2,022,017,087	251,032,154	173,179,276	79,149,540
Reinvested	16,660,611	2,681,312	516,891	965,509
Redeemed	(1,965,072,965)	(284,620,967)	(178,866,356)	(54,173,061)
Net Increase (Decrease)	73,604,733	(30,907,501)	(5,170,189)	25,941,988
	Liquidity Class III (a)	Class Institutional*	Liquidity Class I (a)	Class 8* (Unaudited)
U.S. TREASURY FUND (continued)
Sold	992,552	178,625,075	10,020	41,230,696
Reinvested	57,966	854,754	168	323,370
Redeemed	(14,185,477)	(169,377,669)	21	(64,626,240)
Net Increase (Decrease)	(13,134,959)	10,102,160	10,209	(23,072,174)

(a)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

*  Effective September 1, 2006, Class 8 is no longer being offered and Class 12 was renamed Class Institutional.

(5)  Commitments and Contingencies:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights:

Contained below is per share operating performance data for a share of beneficial interest outstanding of each Class of each Fund for each of the periods as indicated:

	Class R
	Six Months Ended November 30		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
PRIMARY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0218		0.0432	0.0309	0.0100	0.0011	0.0065
Dividends from net investment income	(0.0218)		(0.0432)	(0.0309)	(0.0100)	(0.0011)	(0.0065)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.03%		4.42%	3.13%	1.01%	0.11%	0.65%
Ratios/Supplemental Data
Net assets end of period (millions)	$4,917.7		$9,455.2	$7,464.5	$5,987.1	$6,067.2	$6,231.8
Ratio of expenses to average net assets, before fee waivers	1.03	%(a)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratios of expenses to average net assets, net of fee waivers	1.03	%(a)	1.00%	1.00%	1.00%	0.99%	(b)
Ratio of net investment income to average net assets	4.40	%(a)	4.33%	3.13%	1.00%	0.10%	0.64%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Investor Class III (1)
	Six Months Ended November 30,		Years Ended May 31,			August 12, 2003* to May 31,
	2007		2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0221		0.0438	0.0314	0.0105	0.0009
Dividends from net investment income	(0.0221)		(0.0438)	(0.0314)	(0.0105)	(0.0009)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.25%		4.47%	3.19%	1.06%	0.09%
Ratios/Supplemental Data
Net assets end of period (millions)	$10.0		$11.4	$11.2	$13.1	$16.0
Ratio of expenses to average net assets, before fee waivers	0.99	%(a)	0.95%	0.95%	0.95%	0.95	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.99	%(a)	0.95%	0.95%	(b)	(b)
Ratio of net investment income to average net assets	4.46	%(a)	4.37%	3.12%	1.00%	0.14	%(a)

	Investor Class II (1)
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
PRIMARY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0232		0.0458	0.0334	0.0125	0.0035	0.0090
Dividends from net investment income	(0.0232)		(0.0458)	(0.0334)	(0.0125)	(0.0035)	(0.0090)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.37%		4.68%	3.39%	1.27%	0.35%	0.90%
Ratios/Supplemental Data
Net assets end of period (millions)	$5.7		$88.7	$75.2	$55.7	$6.8	$14.1
Ratio of expenses to average net assets, before fee waivers	0.75	%(a)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratios of expenses to average net assets, net of fee waivers	0.75	%(a)	0.75%	0.75%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.63	%(a)	4.58%	3.36%	1.33%	0.37%	0.95%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Investor Class I (1)
	Six Months Ended November 30,		Years Ended May 31,			August 12, 2003* to May 31,
	2007		2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0233		0.0463	0.0339	0.0130	0.0029
Dividends from net investment income	(0.0233)		(0.0463)	(0.0339)	(0.0130)	(0.0029)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.34%		4.73%	3.45%	1.32%	0.29%
Ratios/Supplemental Data
Net assets end of period (millions)	$36.9		$28.4	$31.6	$19.4	$26.6
Ratio of expenses to average net assets, before fee waivers	0.75	%(a)	0.70%	0.70%	0.70%	0.70	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.74	%(a)	0.70%	0.70%	(b)	(b)
Ratio of net investment income to average net assets	4.71	%(a)	4.62%	3.51%	1.26%	0.39	%(a)

	Class Treasurer's Trust
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
PRIMARY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0239		0.0473	0.0349	0.0140	0.0050	0.0105
Dividends from net investment income	(0.0239)		(0.0473)	(0.0349)	(0.0140)	(0.0050)	(0.0105)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.44%		4.84%	3.55%	1.42%	0.50%	1.06%
Ratios/Supplemental Data
Net assets end of period (millions)	$799.9		$1,238.1	$1,004.8	$609.7	$443.7	$497.4
Ratio of expenses to average net assets, before fee waivers	0.61	%(a)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratios of expenses to average net assets, net of fee waivers	0.61	%(a)	0.60%	0.60%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.83	%(a)	4.73%	3.57%	1.49%	0.50%	1.04%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class V (1)
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004		2003
PRIMARY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000		$1.0000
Net investment income	0.0247		0.0488	0.0364	0.0155	0.0065		0.0120
Dividends from net investment income	(0.0247)		(0.0488)	(0.0364)	(0.0155)	(0.0065)		(0.0120)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000		$1.0000
Total Return	2.52%		5.00%	3.70%	1.57%	0.65%		1.21%
Ratios/Supplemental Data
Net assets end of period (millions)	$157.5		$112.0	$56.8	$17.6	$16.0		$13.5
Ratio of expenses to average net assets, before fee waivers	0.47	%(a)	0.45%	0.45%	0.45%	0.45%		0.45%
Ratios of expenses to average net assets, net of fee waivers	0.47	%(a)	0.45%	0.45%	(b)	(b)		(b)
Ratio of net investment income to average net assets	4.99	%(a)	4.88%	3.88%	1.58%	0.65%		1.23%
	Liquidity Class IV (1)
	Six Months Ended November 30,		Years Ended May 31,					July 1, 2002* to May 31,
	2007		2007	2006	2005	2004		2003
PRIMARY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000		$1.0000
Net investment income	0.0252		0.0498	0.0374	0.0165	0.0050		0.0075
Dividends from net investment income	(0.0252)		(0.0498)	(0.0374)	(0.0165)	(0.0050)		(0.0075)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000		$1.0000
Total Return	2.57%		5.10%	3.81%	1.68%	0.51%		0.76%
Ratios/Supplemental Data
Net assets end of period (millions)	$17.7		$6.6	$9.1	$3.7	$5.1		$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.39	%(a)	0.35%	0.35%	0.35%	0.35	%(a)+	0.35	%(a)+
Ratios of expenses to average net assets, net of fee waivers	0.38	%(a)	0.35%	0.35%	(b)	(b)		(b)
Ratio of net investment income to average net assets	5.16	%(a)	4.97%	3.88%	1.49%	0.74	%(a)+	1.45	%(a)+

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class III (1)
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
PRIMARY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0257		0.0508	0.0384	0.0175	0.0085	0.0140
Dividends from net investment income	(0.0257)		0.0508	(0.0384)	(0.0175)	(0.0085)	(0.0140)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.63%		5.21%	3.91%	1.78%	0.86%	1.42%
Ratios/Supplemental Data
Net assets end of period (millions)	$723.2		$589.9	$542.5	$552.3	$1,348.4	$1,524.7
Ratio of expenses to average net assets, before fee waivers	0.27	%(a)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratios of expenses to average net assets, net of fee waivers	0.26	%(a)	0.25%	0.25%	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.19	%(a)	5.07%	3.84%	1.65%	0.84%	1.41%

	Liquidity Class II (1)
	Six Months Ended November 30,		Year Ended May 31,			February 17, 2004* to May 31,
	2007		2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0259		0.0513	0.0389	0.0180	0.0025
Dividends from net investment income	(0.0259)		(0.0513)	(0.0389)	(0.0180)	(0.0025)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.65%		5.26%	3.96%	1.83%	0.26%
Ratios/Supplemental Data
Net assets end of period (millions)	$10.5		$303.1	$233.5	$266.5	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.20	%(a)	0.20%	0.20%	0.20%	0.20	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.20	%(a)	0.20%	0.20%	(b)	(b)
Ratio of net investment income to average net assets	5.18	%(a)	5.12%	3.93%	1.86%	0.89	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class I (1)
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
PRIMARY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0262		0.0519	0.0394	0.0185	0.0095	0.0150
Dividends from net investment income	(0.0262)		(0.0519)	(0.0394)	(0.0185)	(0.0095)	(0.0150)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.28%		5.31%	4.02%	1.88%	0.96%	1.52%
Ratios/Supplemental Data
Net assets end of period (millions)	$2,295.2		$717.7	$173.5	$61.9	$136.7	$692.0
Ratio of expenses to average net assets, before fee waivers	0.17	%(a)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratios of expenses to average net assets, net of fee waivers	0.16	%(a)	0.13%	0.15%	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.30	%(a)	5.21%	4.07%	1.57%	0.95%	1.30%

	Class Institutional **
	Six Months Ended November 30,		Year Ended May 31,			June 25, 2003* to May 31,
	2007		2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0264		0.0523	0.0397	0.0188	0.0090
Dividends from net investment income	(0.0264)		(0.0523)	(0.0397)	(0.0188)	(0.0090)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.70%		5.37%	4.05%	1.92%	0.91%
Ratios/Supplemental Data
Net assets end of period (millions)	$29,813.0		$15,316.6	$370.8	$190.1	$328.1
Ratio of expenses to average net assets, before fee waivers	0.14	%(a)	0.12%	0.12%	0.12%	0.12	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.12	%(a)	0.09%	0.12%	(b)	(b)
Ratio of net investment income to average net assets	5.34	%(a)	5.26%	4.06%	1.81%	0.97	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class R
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0201		0.0428	0.0307	0.0102	0.0010	0.0050
Dividends from net investment income	(0.0201)		(0.0428)	(0.0307)	(0.0102)	(0.0010)	(0.0050)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.11%		4.37%	3.12%	1.03%	0.10%	0.50%
Ratios/Supplemental Data
Net assets end of period (millions)	$4,641.0		$4,481.3	$1,996.1	$940.0	$853.5	$846.7
Ratio of expenses to average net assets, before fee waivers	1.04	%(a)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.04	%(a)	1.00%	1.00%	1.00%	0.98%	(b)
Ratio of net investment income to average net assets	4.17	%(a)	4.28%	3.21%	1.04%	0.10%	0.50%
	Class Treasurer's Trust
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0228		0.0468	0.0347	0.0142	0.0049	0.0090
Dividends from net investment income	(0.0228)		(0.0468)	(0.0347)	(0.0142)	(0.0049)	(0.0090)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.33%		4.79%	3.53%	1.44%	0.49%	0.91%
Ratios/Supplemental Data
Net assets end of period (millions)	$139.3		$179.2	$100.3	$81.2	$19.3	$6.5
Ratio of expenses to average net assets, before fee waivers	0.61	%(a)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets net of fee waivers	0.61	%(a)	0.60%	0.60%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.63	%(a)	4.68%	3.52%	1.64%	0.48%	0.83%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class V (1)
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0235		0.0483	0.0362	0.0157	0.0064	0.0105
Dividends from net investment income	(0.0235)		(0.0483)	(0.0362)	(0.0157)	(0.0064)	(0.0105)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.40%		4.94%	3.69%	1.59%	0.64%	1.06%
Ratios/Supplemental Data
Net assets end of period (millions)	$23.3		$31.4	$16.3	$9.2	$0.0 ^	$5.8
Ratio of expenses to average net assets, before fee waivers	0.46	%(a)	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of expenses to average net assets net of fee waivers	0.46	%(a)	0.45%	0.45%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.75	%(a)	4.83%	3.80%	2.36%	0.66%	0.86%
	Liquidity Class III (1)
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0245		0.0503	0.0382	0.0177	0.0084	0.0125
Dividends from net investment income	(0.0245)		(0.0503)	(0.0382)	(0.0177)	(0.0084)	(0.0125)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.51%		5.15%	3.89%	1.80%	0.84%	1.27%
Ratios/Supplemental Data
Net assets end of period (millions)	$16.4		$24.4	$23.4	$4.6	$66.0	$50.1
Ratio of expenses to average net assets, before fee waivers	0.26	%(a)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets net of fee waivers	0.26	%(a)	0.25%	0.25%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.96	%(a)	5.03%	3.96%	1.44%	0.83%	1.28%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class I (1)
	Six Months Ended November 30,		Years Ended May 31,				November 18, 2002* to May 31,
	2007		2007	2006	2005	2004	2003
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0250		0.0514	0.0392	0.0187	0.0094	0.0061
Dividends from net investment income	(0.0250)		(0.0514)	(0.0392)	(0.0187)	(0.0094)	(0.0061)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.56%		5.27%	4.00%	1.90%	0.94%	0.61%
Ratios/Supplemental Data
Net assets end of period (millions)	$200.7		$81.0	$0.1	$0.1	$0.1	$0.1
Ratio of expenses to average net assets, before fee waivers	0.16	%(a)	0.15%	0.15%	0.15%	0.15%	0.15	%(a)
Ratio of expenses to average net assets net of fee waivers	0.16	%(a)	0.14%	0.15%	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.03	%(a)	5.18%	4.19%	1.87%	0.93%	1.17	%(a)

	Class Institutional **
	Six Months Ended November 30,		Years Ended May 31,			February 24, 2004* to May 31,
	2007		2007	2006	2005	2004
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0252		0.0517	0.0395	0.0190	0.0025
Dividends from net investment income	(0.0252)		(0.0517)	(0.0395)	(0.0190)	(0.0025)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.69%		5.30%	4.03%	1.94%	0.25%
Ratios/Supplemental Data
Net assets end of period (millions)	$5,301.1		$1,158.4	$128.5	$45.2	$1.0
Ratio of expenses to average net assets, before fee waivers	0.13	%(a)	0.12%	0.12%	0.12%	0.13	%(a)
Ratio of expenses to average net assets net of fee waivers	0.13	%(a)	0.11%	0.12%	(b)	(b)
Ratio of net investment income to average net assets	5.04	%(a)	5.18%	3.96%	2.12%	0.96	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class R
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0167		0.0395	0.0273	0.0083	0.0009	0.0047
Dividends from net investment income	(0.0167)		(0.0395)	(0.0273)	(0.0083)	(0.0009)	(0.0047)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.70%		4.03%	2.77%	0.83%	0.09%	0.47%
Ratios/Supplemental Data
Net assets end of period (millions)	$733.6		$503.0	$429.4	$313.9	$377.5	$356.2
Ratio of expenses to average net assets, before fee waivers	1.04	%(a)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratios of expenses to average net assets net of fee waivers	1.04	%(a)	1.00%	0.99%	0.99%	0.89%	1.00%
Ratio of net investment income to average net assets	3.32	%(a)	3.95%	2.77%	0.80%	0.09%	0.47%

	Investor Class II (1)
	Six Months Ended November 30, 2007		Year Ended May 31, 2007	Year Ended May 31, 2006	August 16, 2004* To May 31, 2005
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000
Net investment income	0.0180		0.0420	0.0298	0.0100
Dividends from net investment income	(0.0180)		(0.0420)	(0.0298)	(0.0100)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000
Total Return	1.83%		4.29%	3.03%	1.01%
Ratios/Supplemental Data
Net assets end of period (millions)	$6.1		$8.1	$13.2	$1.4
Ratio of expenses to average net assets, before fee waivers	0.78	%(a)	0.75%	0.75%	0.76	%(a)
Ratios of expenses to average net assets net of fee waivers	0.78	%(a)	0.75%	0.75%	(b)
Ratio of net investment income to average net assets	3.59	%(a)	4.20%	3.31%	1.39	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Investor Class I (a)
	Period from October 1, 2007* to November 30, 2007
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000
Net investment income	0.0052
Dividends from net investment income	(0.0052)
Net asset value at end of period	$1.0000
Total Return	0.51%
Ratios/Supplemental Data
Net assets end of period (millions)	$141.3
Ratio of expenses to average net assets, before fee waivers	0.27	%(a)
Ratios of expenses to average net assets net of fee waivers	0.27	%(a)
Ratio of net investment income to average net assets	1.10	%(a)

	Class Treasurer's Trust
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0188		0.0435	0.0313	0.0121	0.0039	0.0086
Dividends from net investment income	(0.0188)		(0.0435)	(0.0313)	(0.0121)	(0.0039)	(0.0086)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.92%		4.44%	3.18%	1.23%	0.39%	0.87%
Ratios/Supplemental Data
Net assets end of period (millions)	$61.8		$38.4	$69.3	$94.0	$251.4	$281.9
Ratio of expenses to average net assets, before fee waivers	0.61	%(a)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratios of expenses to average net assets net of fee waivers	0.61	%(a)	0.60%	0.59%	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.73	%(a)	4.34%	3.09%	1.17%	0.39%	0.85%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class V (1)
	Six Months Ended November 30,		Year Ended May 31,			August 7, 2003* to May 31,
	2007		2007	2006	2005	2004
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0196		0.0450	0.0328	0.0137	0.0043
Dividends from net investment income	(0.0196)		(0.0450)	(0.0328)	(0.0137)	(0.0043)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.00%		4.60%	3.34%	1.38%	0.43%
Ratios/Supplemental Data
Net assets end of period (millions)	$23.8		$29.5	$3.5	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.46	%(a)	0.45%	0.45%	0.45%	0.43	%(a)
Ratios of expenses to average net assets net of fee waivers	0.46	%(a)	0.45%	0.45%	(b)	(b)
Ratio of net investment income to average net assets	3.97	%(a)	4.55%	3.48%	1.38%	0.54	%(a)
	Liquidity Class III (1)
	Six Months Ended November 30,		Year Ended May 31,			August 7, 2003* to May 31,
	2007		2007	2006	2005	2004
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0206		0.0469	0.0348	0.0156	0.0058
Dividends from net investment income	(0.0206)		(0.0469)	(0.0348)	(0.0156)	(0.0058)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.10%		4.80%	3.54%	1.59%	0.58%
Ratios/Supplemental Data
Net assets end of period (millions)	$11.3		$0.0 ^	$13.1	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.26	%(a)	0.25%	0.25%	0.25%	0.26	%(a)
Ratios of expenses to average net assets net of fee waivers	0.26	%(a)	0.25%	0.25%	(b)	(b)
Ratio of net investment income to average net assets	4.15	%(a)	4.50%	4.24%	1.66%	0.71	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class I (1)
	Six Months Ended November 30, 2007		Period From December 27, 2006* to May 31, 2007
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000		$1.0000
Net investment income	0.0211		0.0207
Dividends from net investment income	(0.0211)		(0.0207)
Net asset value at end of period	$1.0000		$1.0000
Total Return	2.15%		2.09%
Ratios/Supplemental Data
Net assets end of period (millions)	$10.4		$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.16	%(a)	0.15	%(a)
Ratios of expenses to average net assets net of fee waivers	0.16	%(a)	0.15	%(a)
Ratio of net investment income to average net assets	4.24	%(a)	4.84%

	Class Institutional**
	Six Months Ended November 30,		Year Ended May 31,			February 24, 2004* to May 31,
	2007		2007	2006	2005	2004
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0212		0.0483	0.0361	0.0170	0.0022
Dividends from net investment income	(0.0212)		(0.0483)	(0.0361)	(0.0170)	(0.0022)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.17%		4.95%	3.68%	1.72%	0.22%
Ratios/Supplemental Data
Net assets end of period (millions)	$1,739.3		$10.2	$0.1	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.13	%(a)	0.12%	0.12%	0.12%	0.12	%(a)
Ratios of expenses to average net assets net of fee waivers	0.13	%(a)	0.11%	0.11%	(b)	(b)
Ratio of net investment income to average net assets	4.11	%(a)	4.86%	6.46%	1.78%	0.83	%(a)

*  Inception of Class operations.

**  Effective September 1, 2006, Class 12 was renamed Class Institutional.

(1)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

+  The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.

^  Amount is less than $50,000.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2007 and held for the entire period ending November 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only but will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period*
Primary Fund Class R
Actual	$1,000.00	$1,022.30	$5.18
Hypothetical	$1,000.00	$1,019.72	$5.21

*  Expenses are equal to the Fund's annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Investor Class III
Actual	$1,000.00	$1,022.50	$4.98
Hypothetical	$1,000.00	$1,019.93	$5.01

*  Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period*
Primary Fund Investor Class II
Actual	$1,000.00	$1,023.70	$3.77
Hypothetical	$1,000.00	$1,021.16	$3.80

*  Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Investor Class I
Actual	$1,000.00	$1,023.40	$3.72
Hypothetical	$1,000.00	$1,021.21	$3.75

*  Expenses are equal to the Fund's annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Class Treasurer's Trust
Actual	$1,000.00	$1,023.70	$3.77
Hypothetical	$1,000.00	$1,021.16	$3.80

*  Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Liquidity Class V
Actual	$1,000.00	$1,025.20	$2.36
Hypothetical	$1,000.00	$1,022.59	$2.38

*  Expenses are equal to the Fund's annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Liquidity Class IV
Actual	$1,000.00	$1,025.70	$1.91
Hypothetical	$1,000.00	$1,023.05	$1.92

*  Expenses are equal to the Fund's annualized expense ratio of 0.38%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Liquidity Class III
Actual	$1,000.00	$1,026.30	$1.31
Hypothetical	$1,000.00	$1,023.67	$1.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Liquidity Class II
Actual	$1,000.00	$1,026.50	$1.01
Hypothetical	$1,000.00	$1,023.98	$1.01

*  Expenses are equal to the Fund's annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Liquidity Class I
Actual	$1,000.00	$1,026.80	$0.81
Hypothetical	$1,000.00	$1,024.18	$0.81

*  Expenses are equal to the Fund's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period*
Primary Fund Class Institutional
Actual	$1,000.00	$1,027.00	$0.60
Hypothetical	$1,000.00	$1,024.39	$0.61

*  Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Government Fund Class R
Actual	$1,000.00	$1,021.10	$5.23
Hypothetical	$1,000.00	$1,019.67	$5.27

*  Expenses are equal to the Fund's annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Government Fund Class Treasurer's Trust
Actual	$1,000.00	$1,023.30	$3.07
Hypothetical	$1,000.00	$1,021.87	$3.09

*  Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Government Fund Liquidity Class V
Actual	$1,000.00	$1,024.00	$2.31
Hypothetical	$1,000.00	$1,022.64	$2.33

*  Expenses are equal to the Fund's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Government Fund Liquidity Class III
Actual	$1,000.00	$1,025.10	$1.31
Hypothetical	$1,000.00	$1,023.67	$1.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Government Fund Liquidity Class I
Actual	$1,000.00	$1,025.60	$0.81
Hypothetical	$1,000.00	$1,024.18	$0.81

*  Expenses are equal to the Fund's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Government Fund Class Institutional
Actual	$1,000.00	$1,026.90	$0.65
Hypothetical	$1,000.00	$1,024.33	$0.66

*  Expenses are equal to the Fund's annualized expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Treasury Fund Class R
Actual	$1,000.00	$1,017.00	$5.22
Hypothetical	$1,000.00	$1,019.67	$5.27

*  Expenses are equal to the Fund's annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period*
U.S. Treasury Fund Class Treasurer's Trust
Actual	$1,000.00	$1,019.20	$3.06
Hypothetical	$1,000.00	$1,021.94	$3.09

*  Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Treasury Fund Investor Class I
Actual	$1,000.00	$1,005.10	$1.35
Hypothetical	$1,000.00	$1,023.62	$1.37

*  Expenses are equal to the Fund's annualized expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Treasury Fund Investor Class II
Actual	$1,000.00	$1,018.30	$3.92
Hypothetical	$1,000.00	$1,021.00	$3.95

*  Expenses are equal to the Fund's annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Treasury Fund Liquidity Class V
Actual	$1,000.00	$1,020.00	$2.31
Hypothetical	$1,000.00	$1,022.70	$2.33

*  Expenses are equal to the Fund's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Treasury Fund Liquidity Class III
Actual	$1,000.00	$1,021.00	$1.31
Hypothetical	$1,000.00	$1,023.67	$1.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Treasury Fund Liquidity Class I
Actual	$1,000.00	$1,021.25	$0.80
Hypothetical	$1,000.00	$1,024.18	$0.81

*  Expenses are equal to the Fund's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Treasury Fund Class Institutional
Actual	$1,000.00	$1,021.70	$0.65
Hypothetical	$1,000.00	$1,024.40	$0.66

*  Expenses are equal to the Fund's annualized expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

Reserve Funds

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on June 26, 2007 in approving each Fund's "Comprehensive Fee" Investment Management Agreement with RMC. At the June 26, 2007 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed Agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, approved the Investment Management Agreements. The Board did not identify any particular information that was most relevant to its determination to approve the Agreements and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fees and Expenses

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Funds ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of each Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

Comparative Performance

The Trustees considered the performance of the Funds relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers. For example, the Funds typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

Conclusion

Based on, but not limited to, the above considerations, the Board determine that the Investment Management Agreements with respect to each Fund were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve of these Agreements.

1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500

General Information and 24-Hour Yield and Balance Information

800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor — Resrv Partners, Inc. RF-W/SEMI-ANNUAL 11/07

Item 2.                       Code of Ethics.

Not applicable.

Item 3.                       Audit Committee Financial Expert.

Not applicable.

Item 4.                       Principal Accountant Fees and Services.

Not applicable.

Item 5.                       Audit Committee of Listed Registrants.

Not applicable.

Item 6.                       Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.                 Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11.  Controls and Procedures.

(a)                                  The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)                                 There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)                              Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Not applicable.

(a) (2)                              Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)                                              Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Reserve Fund

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	February 8, 2008

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	February 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	February 8, 2008

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	February 8, 2008

By:	/s/ Patrick Farrell
	Name:	Patrick Farrell
	Title:	Chief Financial Officer

Date:	February 8, 2008